FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-7590

Patriot Preferred Dividend Fund
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  (Exact name of registrant as specified in charter)

101 Huntington Avenue
Boston, MA  02199
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  (Address of principal executive offices)

Victor Acker
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA  02199
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1 800-852-0218

Date of Fiscal year-end: 5/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: 127249

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Alliant Energy Corp LNT  018802108  5/21/04  Annual
   1.01   Elect Ann K. Newhall MGMT YES FOR FOR
   1.02   Elect Michael L. Bennett MGMT YES FOR FOR
   1.03   Elect Jack B. Evans MGMT YES FOR FOR
   1.04   Elect David A. Perdue MGMT YES FOR FOR
   1.05   Elect Judith D. Pyle MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES FOR FOR

   Aquila ILA  03840P102  5/5/04  Annual
   1.01   Elect John R. Baker MGMT YES FOR FOR
   1.02   Elect Irvine O. Hockaday Jr. MGMT YES FOR FOR
   1.03   Elect Heidi E. Hutter MGMT YES FOR FOR
   1.04   Elect Stanley O. Ikenberry MGMT YES FOR FOR

   Dominion Resources D  25746U109  4/23/04  Annual
   1.01   Elect Susan B. Allen MGMT YES FOR FOR
   1.02   Elect Peter W. Brown MGMT YES FOR FOR
   1.03   Elect Ronald J. Calise MGMT YES FOR FOR
   1.04   Elect Thomas E. Capps MGMT YES FOR FOR
   1.05   Elect George A. Davidson Jr. MGMT YES FOR FOR
   1.06   Elect John W. Harris MGMT YES FOR FOR
   1.07   Elect Robert S. Jepson Jr. MGMT YES FOR FOR
   1.08   Elect Benjamin J. Lambert III MGMT YES FOR FOR
   1.09   Elect Richard L. Leatherwood MGMT YES FOR FOR
   1.10   Elect Margaret A. McKenna MGMT YES FOR FOR
   1.11   Elect Kenneth A. Randall MGMT YES FOR FOR
   1.12   Elect Frank S. Royal MGMT YES FOR FOR
   1.13   Elect S. Dallas Simmons MGMT YES FOR FOR

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   1.14   Elect Robert H. Spilman MGMT YES FOR FOR
   1.15   Elect David A. Wollard MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   DTE Energy DTE  233331107  4/29/04  Annual
   1.01   Elect Anthony F. Earley Jr. MGMT YES FOR FOR
   1.02   Elect Allan D. Gilmour MGMT YES FOR FOR
   1.03   Elect Frank M. Hennessey MGMT YES FOR FOR
   1.04   Elect Gail J. McGovern MGMT YES WHOLD AGNST
   1.05   Elect Josue Robles Jr. MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   KeySpan Corp KSE  49337W100  5/20/04  Annual
   1.01   Elect Robert B. Catell MGMT YES FOR FOR
   1.02   Elect Andrea S. Christensen MGMT YES FOR FOR
   1.03   Elect Alan H. Fishman MGMT YES FOR FOR
   1.04   Elect J. Atwood Ives MGMT YES FOR FOR
   1.05   Elect James R. Jones MGMT YES FOR FOR
   1.06   Elect James L. Larocca MGMT YES FOR FOR
   1.07   Elect Gloria C. Larson MGMT YES FOR FOR
   1.08   Elect Stephen W. McKessy MGMT YES FOR FOR
   1.09   Elect Edward D. Miller MGMT YES FOR FOR
   1.10   Elect Vikki L. Pryor MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Redeem or Vote on Poison Pill SHLDR YES FOR AGNST

   NiSource Inc NI  65473P105  5/11/04  Annual
   1.01   Elect Steven C. Beering MGMT YES FOR FOR
   1.02   Elect Dennis E. Foster MGMT YES FOR FOR
   1.03   Elect Richard L. Thompson MGMT YES FOR FOR
   1.04   Elect Carolyn Y. Woo MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Northeast Utilities NU  664397106  5/11/04  Annual
   1.01   Elect Richard H. Booth MGMT YES FOR FOR
   1.02   Elect Cotton Mather Cleveland MGMT YES FOR FOR
   1.03   Elect Sanford Cloud Jr. MGMT YES FOR FOR
   1.04   Elect James F. Cordes MGMT YES FOR FOR
   1.05   Elect E. Gail De Planque MGMT YES FOR FOR
   1.06   Elect John H. Forsgren MGMT YES FOR FOR
   1.07   Elect John G. Graham MGMT YES FOR FOR
   1.08   Elect Elizabeth T. Kennan MGMT YES FOR FOR
   1.09   Elect Robert E. Patricelli MGMT YES FOR FOR
   1.10   Elect Charles W. Shivery MGMT YES FOR FOR
   1.11   Elect John F. Swope MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   NSTAR NST  67019E107  4/29/04  Annual
   1.01   Elect Gary L. Countryman MGMT YES FOR FOR
   1.02   Elect Daniel Dennis MGMT YES FOR FOR
   1.03   Elect Matina S. Horner MGMT YES FOR FOR
   1.04   Elect J. Thomas May MGMT YES FOR FOR
   2.00   Review Charitable Giving Policy SHLDR YES ABSTAIN AGNST

   Peoples Energy PGL  711030106  2/27/04  Annual
   1.01   Elect James R. Boris MGMT YES FOR FOR
   1.02   Elect William J. Brodsky MGMT YES FOR FOR
   1.03   Elect Pastora San Juan Cafferty MGMT YES FOR FOR
   1.04   Elect John W. Higgins MGMT YES FOR FOR
   1.05   Elect Dipak C. Jain MGMT YES WHOLD AGNST
   1.06   Elect Michael E. Lavin MGMT YES FOR FOR
   1.07   Elect Homer J. Livingston Jr. MGMT YES FOR FOR

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   1.08   Elect Thomas M. Patrick MGMT YES FOR FOR
   1.09   Elect Richard P. Toft MGMT YES FOR FOR
   1.10   Elect Arthur R. Velasquez MGMT YES FOR FOR
   2.00   Adopt Stock Award Plan MGMT YES FOR FOR

   Puget Energy PSD  745310102  5/4/04  Annual
   1.01   Elect Phyllis J. Campbell MGMT YES FOR FOR
   1.02   Elect Stephen E. Frank MGMT YES FOR FOR
   1.03   Elect Kenneth P. Mortimer MGMT YES FOR FOR
   1.04   Elect Stephen P. Reynolds MGMT YES FOR FOR

   Sierra Pacific Resources SRP  826428104  8/11/03  Special
   1.00   Approve Common Stock Issuance MGMT YES FOR FOR

   Sierra Pacific Resources SRP  826428104  5/3/04  Annual
   1.01   Elect James R. Donnelley MGMT YES FOR FOR
   1.02   Elect Walter M. Higgins MGMT YES FOR FOR
   1.03   Elect John F. O'Reilly MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR
   3.00   Redeem or Vote on Poison Pill SHLDR YES FOR AGNST

   Teco Energy TE  872375100  4/28/04  Annual
   1.01   Elect Thompson L. Rankin MGMT YES FOR FOR
   1.02   Elect William D. Rockford MGMT YES FOR FOR
   1.03   Elect J. Thomas Touchton MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR
   4.00   Restrict Executive Compensation SHLDR YES AGNST FOR
   5.00   Expense Stock Options SHLDR YES AGNST FOR

   WPS Resources Corp WPS  92931B106  5/13/04  Annual
   1.01   Elect Richard A. Bemis MGMT YES FOR FOR
   1.02   Elect Ellen Carnahan MGMT YES FOR FOR
   1.03   Elect Robert C. Gallagher MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Xcel Energy Inc XEL  98389B100  5/20/04  Annual
   1.00   Repeal Classified Board MGMT YES FOR FOR
   2.01   Elect David A. Christensen MGMT YES FOR FOR
   2.02   Elect Margaret R. Preska MGMT YES FOR FOR
   2.03   Elect W. Thomas Stephens MGMT YES FOR FOR
   2.04   Elect Richard H. Anderson MGMT YES FOR FOR
   2.05   Elect Robert C. Kelly MGMT YES FOR FOR
   2.06   Elect Ralph R. Peterson MGMT YES WHOLD AGNST
   3.00   Adopt Director Stock Award Plan MGMT YES AGNST AGNST

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf

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   by the undersigned, thereunto duly authorized.

Patriot Preferred Dividend Fund
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       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________

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